Summary of significant accounting policies	12 Months Ended
Dec. 31, 2025
EBP 006 [Member]
EBP, Accounting Policy [Line Items]
Summary of significant accounting policies

Note 2 - Summary of significant accounting policies:

Basis of presentation:

The accompanying financial statements are prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Use of estimates:

The preparation of financial statements in conformity with U.S. GAAP requires Plan management to make estimates and assumptions that affect certain reported amounts and disclosures. Accordingly, actual results could differ from those estimates and assumptions.

Investment valuation and income recognition:

Investments are reported at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Plan’s Retirement and Wealth Accumulation Benefits Committee determines the Plan’s valuation policies utilizing information provided by the investment advisors and the Trustee.

Investments in mutual funds are carried at fair value as determined by the Trustee, based upon quoted market prices. The investment in Company common stock is valued at the closing price as quoted by a national exchange. In accordance with this policy, the net gain for each year is reflected in the statements of changes in net assets available for benefits. The Plan’s interest in the collective trust at year-end is valued based on information reported by the investment advisor using the audited financial statements of the collective trust at year-end.

Purchases and sales of securities are recorded on a trade-date basis. Dividends are recorded on the ex-dividend date. Interest income is recorded as earned on an accrual basis. Net appreciation includes the Plan’s gains and losses on investments bought and sold as well as held during the year.

Notes receivable from participants:

Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Interest income is recorded on the accrual basis. Delinquent notes receivable from participants are reclassified as distributions based upon the terms of the Plan document.

Payment of benefits:

Benefits are recorded when paid.

Contributions:

Contributions from Plan participants and the matching contributions from the Company are recorded in the year in which the employee contributions are withheld from compensation.

New accounting pronouncement:

There have been no accounting pronouncements issued but not yet adopted which are expected to have a material impact on the Plan’s financial statements.